Pledged Assets	12 Months Ended
Dec. 31, 2022
Pledged Assets [Abstract]
Pledged assets

38.    Pledged assets

The Group’s assets pledged as collateral are as follows:

	Book value
Pledged assets	December 31, 2022	December 31, 2021	Purpose
Time deposits (shown as ‘Financial assets at amortized cost’)	$6,871,187	$8,820,613	Performance guarantee, deposit letter of credit and short-term borrowings
Land	12,718,015	14,110,197	Long-term and short-term borrowings
Buildings and structures	2,400,646	2,721,367	Long-term and short-term borrowings
	$21,989,848	$25,652,177